Note 1 - Description of Business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Percentages of stronger than zirconium titanium Liquidmetal alloys	250.00%	250.00%